Expense Example - Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly - Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252